Financial Instruments with Off-Balance Sheet Risk (Summary of Financial Instrument Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments to Grant Loans and Unfunded Commitments Under Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	$ 38,776	$ 33,532
Unfunded Commitments Under Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	6,245	7,457
Outstanding letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Outstanding letters of credit	$ 1,703	$ 1,199